EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	May 31, 2018	Apr. 30, 2018	Apr. 23, 2018	Nov. 30, 2016	Oct. 31, 2016
Basic earnings per share:
Net income available to stockholders	$ 83,937	$ 202,768	$ 164,343
Diluted earnings per share:
Interest and other expenses attributable to convertible notes	0	7,501	16,166
Net income assuming dilution	$ 83,937	$ 210,269	$ 180,509
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	126,249,000	126,789,000	122,141,000
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)	126,249,000	126,789,000	122,141,000
Effect of dilutive share options (in shares)	335,000	112,000	0
Effect of dilutive convertible bonds (in shares)	0	10,476,000	17,242,000
Weighted average number of diluted common shares outstanding (in shares)	126,584,000	137,377,000	139,383,000
Basic earnings per share (in dollars per share)	$ 0.67	$ 1.60	$ 1.35
Diluted earnings per share (in dollars per share)	$ 0.66	$ 1.53	$ 1.30
Own share lending arrangement shares, held by transfer agent (in shares)	700
Total authorized for share lending arrangement (in shares)	11,765,842					7,000,000
General share lending agreement
Diluted earnings per share:
Shares loaned to affiliate (in shares)								8,000,000
Senior unsecured convertible bonds due 2021
Diluted earnings per share:
Shares loaned to affiliate (in shares)						3,765,842			8,000,000
Interest rate (in percentage)				5.75%					5.75%
Own share lending arrangement, shares transferred (in shares)	8,000,000
4.875% senior unsecured convertible bonds due 2023
Diluted earnings per share:
Shares loaned to affiliate (in shares)	3,765,842				3,765,842
Interest rate (in percentage)	4.875%						4.875%
Own share lending arrangement, shares transferred (in shares)	3,765,142